Warrants (Tables)	12 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Schedule of Company’s Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on June 30, 2026, 2025, and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	30 June 2026	30 June 2025	30 June 2024
		$AUD	$AUD	$AUD
Liabilities:
Warrant liability—Private and Representative Warrants	3	16,500	9,619	12,676
Warrant liability—Penny Warrants	3	-	102,820	146,730
Warrant liability—Arena Ordinary Share Warrants	3	64,500	68,479	79,207
Warrant liability—PIPE Financing Warrants	3	22,164,000	-	-
Total		22,245,000	180,918	238,613

Schedule of Warrants Outstanding and Exercisable

The following table presents the warrants outstanding and exercisable on June 30, 2026 and 2025:

Description:	30 June 2026	30 June 2025
Public warrants	9,000,000	9,000,000
Private Placement warrants	479,000	479,000
Representative warrants	450,000	450,000
Arena Ordinary share warrants	458,720	458,720
PIPE Financing warrants	18,800,000	-
Total warrants	29,187,720	10,387,720